Note 30 - Accumulated Other Comprehensive Income Accumulated Other Comprehensive Income (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Accumulated other comprehensive income abstract
Total Items that will not be reclassified to profit or loss balance	€ (1,284)	€ (1,183)		€ (1,095)
Actuarial gains or (-) losses on defined benefit pension plans	(1,245)	(1,183)		(1,095)
Non-current assets and disposal groups classified as held for sale (not reclassified)	0	0		0
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates	0	0		0
Other Comprehensive Income Net Of Tax Change At fair Value Of Equity Instruments Measured At Fair Value	(155)	0		0
Hedge ineffectiveness of fair value hedges for equity instruments measured at fair value through other comprehensive income	0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk	116
Fair value changes of equity instruments measured at fair value through other comprehensive income [hedged item]	0
Fair value changes of equity instruments measured at fair value through other comprehensive income hedging instrument	0
Total Items that may be reclassified to profit or loss	(5,932)	(5,755)		(2,527)
Hedge of net investments in foreign operations(effective portion)	(218)	1		(118)
Foreign currency translation balance	(6,643)	(7,297)		(3,341)
Hedging derivatives.Cash flow hedges(efffective portion)	(6)	(34)		16
Changes In The Fair Value Of Debt Instruments Measured At Fair Value With Changes In Other Comprehensive Income	943
Other Comprehensive Income Net Of Tax Of Hedging Instruments	0
Non-current assets and disposal groups classified as held for sale	1	(26)		0
Share of other recognized income and expense of investments in subsidiaries joint ventures and associates	(9)	(40)		(31)
Financial Assets Available for sale		1,641		947
Total accumulated other comprehensive income	€ (7,215)	€ (6,939)	[1]	€ (3,622)	[1]

[1]	(*) See Note 1.3.